Long-term Incentive Plans (Details 5) - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Weighted average remaining contractual life, granted	5 years
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding, beginning	0	0
Number of options, Granted		1,100,000	1,100,000
Number of options, outstanding, ending	1,100,000	1,100,000	1,100,000
Weighted average exercise price, Granted			$ 0.10
Weighted average exercise price, outstanding, ending	$ 0.10
Weighted average remaining contractual life, granted			3 years
Weighted average remaining contractual life, outstanding, ending	10 months 28 days	1 year 10 months 28 days	2 years 10 months 28 days